Pro Forma Statement of Operations - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Red Cat
Revenues	$ 1,216,986
Cost of goods sold	794,871
Gross Margin	422,115
Operating Expenses
Operations	84,876
Research and development	141,401	519,467
Sales and marketing	26,917
General and administrative	1,482,670	531,964
Total operating expenses	1,735,864	1,051,431
Operating income (loss)	(1,313,749)	(1,051,431)
Interest expense	93,811
Provision for income taxes
Other expense, net	93,811
Net income (loss)	(1,407,560)	(1,051,431)
Fat Shark
Revenues	4,436,439	7,298,640
Cost of goods sold	3,463,995	5,799,156
Gross Margin	972,444	1,499,484
Operating Expenses
Operations	119,063
Research and development	207,514	391,741
Sales and marketing	57,678	180,496
General and administrative	280,562	677,005
Total operating expenses	664,817	1,249,242
Operating income (loss)	307,627	250,242
Interest expense		0
Provision for income taxes
Other expense, net
Net income (loss)	307,627	250,242
Adjustments
Revenues
Cost of goods sold
Gross Margin
Operating Expenses
Operations
Research and development
Sales and marketing
General and administrative	75,000	100,000
Total operating expenses	75,000	100,000
Operating income (loss)	(75,000)	(100,000)
Interest expense	33,750	45,000
Provision for income taxes
Other expense, net	33,750	45,000
Net income (loss)	(108,750)	(145,000)
Pro-Forma
Revenues	5,653,425	7,298,640
Cost of goods sold	4,258,866	5,799,156
Gross Margin	1,394,559	1,499,484
Operating Expenses
Operations	203,939
Research and development	348,915	911,208
Sales and marketing	84,595	180,496
General and administrative	1,838,232	1,308,969
Total operating expenses	2,475,681	2,400,673
Operating income (loss)	(1,081,122)	(901,189)
Interest expense	127,561	45,000
Provision for income taxes
Other expense, net	127,561	45,000
Net income (loss)	$ (1,208,683)	$ (946,189)